Restriction On Dividends Distribution	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Restriction On Dividends Distribution
51.	RESTRICTION ON DIVIDENDS DISTRIBUTION

a)
According to BCRA regulations, 20% of Banco Macro SA income for the year (calculated in accordance with BCRA rules), without including Other comprehensive income, for the year plus/less prior-year adjustments and less accumulated losses as for the prior year-end, if any, should be allocated to the legal retained earnings.

b)
Through Communiqué “A” 6464, as amended, the BCRA establishes the general procedure to distribute earnings. According to that procedure, earnings may only be distributed if certain circumstances are met, such as no records of financial assistance from the BCRA due to illiquidity or shortages in payments of minimum capital or minimum cash requirement deficiencies and not being subject to the provisions of sections 34 and 35 bis of the Financial Entities Law (sections dealing with tax payment and restructuring agreements and reorganization of the Bank), among other conditions listed in the abovementioned communiqué that must be met. In addition, the earnings distribution approved by the shareholders’ meeting of the Bank could only be formalized once the Superintendence of Financial and Foreign Exchange Entities of the BCRA approved it.

Additionally, profits may only be distributed to the extent that the financial institution has positive results, after deducting, on a non-accounting basis, from retained earnings and the optional reserves for the future distribution of profits, (i) the amounts of the legal and other earnings reserves which are mandatory, (ii) all debit amounts of each one of the accounting items recognized in “Other Comprehensive Income”, (iii) income from the revaluation of property, plant and equipment, intangible assets and investment property, (iv) the positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost, (v) the adjustments identified by the Superintendence of Financial and Exchange Entities of the BCRA or by the independent external auditor and that have not been recognized in the accounting records and (vi) certain franchises granted by the BCRA. Moreover, no profit distributions shall be made out of the profit originated as a result of the first-time application of the IFRS, for which a normative reserve was created, and its balance as of December 31, 2024 was 145,134,700 (nominal value: 3,475,669).
Additionally, as of December 31, 2024, the adjustments to be made on unappropriated retained earnings of Banco Macro SA are as follows:

•	Other comprehensive income 10,265,182.

•
Positive net difference between the amortized cost and the fair value of government debt instruments and/or monetary regulation instruments issued by the BCRA for those instruments recognized at amortized cost for 155.362.361.

The Bank must verify that, after completion of the earning distribution, a capital maintenance margin equal to 3.5% of risk-weighted assets is kept, apart from the minimum capital required by law, to be integrated by Tier 1 (COn1) ordinary capital, net of deductible items (CDCOn1).

According to Communiqué “A” 7984, the BCRA established that up to December 31, 2024, financial institutions which have the prior BCRA’s authorization will be allowed to distribute earnings up to 60% of the amount that would have corresponded in six equal, monthly and consecutive installments. Moreover, the BCRA established that the calculation of the items to determine the distributable earnings, as well as the amount of the installments, must be stated in constant currency as of the date of the meeting and the date of payment of each installment, as applicable. Subsequently, through Communiqué “A” 7997, the BCRA established that financial institutions that resolve or have resolved to distribute earnings within the framework of what is expected by the Communiqué “A” 7984, will be allowed to distribute earnings in three equal, monthly and consecutive installments up to the related amount in accordance with the abovementioned Communiqué. Such Communiqué also established that financial institutions must grant the option to each non-resident shareholder to receive their dividends –totally or partially– in a single cash installment as long as those funds are applied directly to the primary subscription of Bonds for the reconstruction of a free Argentina (BOPREAL, for its acronym in Spanish) in accordance with current exchange regulations.

c)
Pursuant to CNV General Resolution No. 622, the shareholders’ meeting in charge of analyzing the annual Financial Statements will be required to decide on the application of the Bank’s retained earnings, such as the actual distribution of dividends, the capitalization thereof through the delivery of bonus shares, the creation of earnings reserves additional to the legal earnings retained or a combination of any of these applications.

Moreover, as it is mentioned in Note 42, the Regular Shareholders’ Meeting of Banco Macro SA held on April 4, 2025 decided to applied the unappropriated retained earnings for an amount of
300,000,000
(not restated) as follows (the abovementioned figures are stated in constant currency as of December 31, 2024):

a)	62,524,569 to the Legal Reserve;

b)	6,926,474 to the Personal Asset Tax on Business Companies; and

c)	244,662,747 to the Facultative Reserve for Future Distribution of Earnings.
In addition, the shareholders decided to partially apply the Facultative Reserve for Future Distribution of Earnings, in order to allocate up to the amount of 1,578,817,463
(
the abovementioned figures are stated in constant currency as of December 31, 2024) to the payment of a cash dividend and/or dividend in kind subject to prior authorization from the BCRA. As of the date of issuance of the consolidated Financial Statements, the earnings distribution is pending authorization by the BCRA. See also Note 42.